Document And Entity Information	Nov. 29, 2022
Document Information [Line Items]
Entity, Registrant Name	H.B. Fuller Company
Document, Type	8-K
Document, Period End Date	Nov. 29, 2022
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-09225
Entity, Tax Identification Number	41-0268370
Entity, Address, Address Line One	1200 Willow Lake Boulevard
Entity, Address, City or Town	St. Paul
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55164-0683
City Area Code	651
Local Phone Number	236-5900
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	FUL
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000039368